Investment Strategy - Payson Total Return Fund	Aug. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests primarily in common stock and convertible securities of large and mid capitalization domestic companies. The Fund’s investment adviser, Segall, Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) (the “Adviser”), defines large capitalization domestic companies as those companies with market capitalizations in excess of $12 billion and mid capitalization domestic companies as those companies with market capitalizations in the range of $2 billion to $12 billion. The Fund may invest in debt securities, which are primarily investment grade, that include U.S. Government securities, including U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, as well as corporate bonds and notes issued by large and mid capitalization domestic companies, and asset-backed and mortgage-backed securities. If an investment grade security held by the Fund is downgraded to non-investment grade, the Fund may hold the security if the Adviser believes the issuer will continue to pay its debt or the current market price does not properly reflect what the Adviser believes to be the intrinsic value of the security. The Fund may write (sell) covered call options on equity securities held in the Fund’s portfolio to generate premiums in an effort to provide downside protection in declining markets. The Fund may also make strategic investments in exchange-traded funds (“ETFs”) and foreign securities, and may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser does not identify investments selling at discounts to what the Adviser believes are their intrinsic value.

The Adviser maintains a long-term, equity-oriented perspective, being much less concerned with investment performance on a quarterly or shorter basis than with real, long-term increase in value or growth of income by issuers and the Fund. The Adviser uses both a quantitative and a fundamental approach to identify stocks that are undervalued compared to a company’s financial condition. With respect to the Fund’s investment in debt securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to determine an appropriate maturity profile for the Fund’s investment portfolio consistent with the Fund’s objective. Then, the Adviser monitors the investments in the Fund’s portfolio to determine if there have been any fundamental changes in the companies or issuers, and may sell a security when its investment profile changes, including relative to other potential investments.

The Fund may have significant exposure to the Information Technology sector. However, as sector and industry composition of the Fund's portfolio changes over time, the Fund's exposure to this sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.